Accounts Receivable and Other Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable and Other Receivables, Net [Abstract]
Schedule of Accounts Receivable and Other Receivables

Accounts receivable and other receivables as of June 30, 2025 and December 31, 2024 are summarized as below:

	June 30,	December 31,
	2025	2024
Customers by sales provision of services	€1,389,132	€3,360,994
VAT receivable	80,561	41,242
Others	37,209	39,460
	€1,506,902	€3,441,696
Allowance for doubtful accounts	(515,564)	(515,564)
	€991,338	€2,926,132